Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
21.
Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 8.25% profit tax on the first HK$2 million taxable income and 16.5% profit tax on the remaining taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law (the “EIT Law”), under which foreign invested enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income, which was promulgated in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a beneficial owner of the dividend from a PRC tax perspective.

Dayin obtained a software company certificate in 2018 and was renewed in 2024. Pursuant to such certificate, Dayin qualifies for a tax holiday during which it is entitled to an exemption from EIT for two years commencing from its first profit-making year of operation and a 50% reduction of EIT for the following three years. Dayin qualified for a 50% EIT reduction in 2020 and 2021, and was entitled to preferential tax rate of 12.5% for the year of 2020 and 2021. Dayin also obtained its high-tech enterprise certificate in 2019 and was renewed to be entitled to preferential tax rate of 15% for the year of 2022, 2023 and 2024. Zhaoyan obtained its high-tech enterprise certificate in 2021 and was renewed to be entitled to preferential tax rate of 15% for the years of 2022, 2023 and 2024. Shanghai Shengwang obtained its high-tech enterprise certificate in 2023 and is entitled to preferential tax rate of 15% for the years of 2023 and 2024.

Deferred income taxes are not provided on undistributed earnings of the Company’s PRC subsidiaries that are intended to be permanently reinvested in China. The Company expects to indefinitely reinvest undistributed earnings generated in the onshore PRC entities.

United States

The Company’s subsidiary in California, United States is subject to U.S. federal corporate tax and California corporate franchise tax on its taxable income as reported in its statutory financial statements adjusted in accordance with relevant U.S. tax laws. The applicable U.S. federal corporate tax rate is 21% and the California corporate franchise tax rate is 8.84% in 2022, 2023 and 2024.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to: (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carry-forwards created in tax years beginning after December 31, 2017. See the tax loss carry-forwards disclosure below for the impact of the Tax Act on the Group. In addition, the California corporate franchise tax remained the same after the enactment of the Tax Act.

United Kingdom

The Company’s subsidiary in the United Kingdom is subject to the UK corporate income tax rate of 25%.

Singapore

The Company’s subsidiary in Singapore is subject to the corporate income tax rate of 17%.

India

The Company’s subsidiary in the India is subject to the India corporate income tax rate of 25.17%.

As the Group incurred income tax expense mainly from PRC tax jurisdictions, the following information is based mainly on PRC income taxes.

Pre-tax Loss

The following table presents the composition of pre-tax loss for the years ended December 31, 2022, 2023 and 2024:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Pre-tax loss from PRC entities	$(91,856)	$(49,309)	$(33,931)
Pre-tax loss from non-PRC entities	(28,105)	(37,457)	(5,059)
Total pre-tax loss	$(119,961)	$(86,766)	$(38,990)

Reconciliation of the differences between Statutory Tax Rate and the Effective Tax Rate (“EIT” rate)

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	Year Ended December 31,
	2022	2023	2024
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(2.34)%	(3.81)%	2.08%
Tax rate difference from statutory rate in other jurisdictions (1)	(1.19)%	(8.06)%	5.52%
Change in valuation allowance (2)	(21.56)%	7.80%	(19.65)%
Effect of tax holiday (3)	(3.28)%	(11.25)%	(8.80)%
Additional tax deduction for qualified research and development expenses	10.09%	3.90%	5.55%
Share-based Compensation expenses	(7.28)%	(7.73)%	(9.17)%
Tax filing differences	0.76%	(5.73)%	(0.57)%
Others	(0.75)%	(0.61)%	(0.62)%
Effective tax rate	(0.55)%	(0.49)%	(0.66)%

(1)
The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, the United States or Singapore.
(2)
The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(3)
Effect of tax holidays is primarily attributable to the preferential tax rates of Dayin, Zhaoyan and Shanghai Shengwang.

For the years ended December 31, 2022, 2023 and 2024, substantially all the amounts of current and deferred income tax expense are attributable to the PRC, UK and US entities.

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Current income tax expense	$1,001	$633	$361
Deferred income tax benefit	(338)	(211)	(103)
Income tax expense	$663	$422	$258

The aggregate amount and per share effect of reduction of EIT for Zhaoyan, Dayin and Shanghai Shengwang as a result of tax holidays are as follows:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
The aggregate amount of effect	$(3,929)	$(9,764)	$(3,431)
Basic and diluted net loss per share effect	0.01	0.02	0.01

Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets were as follows:

	As of December 31,
	2023	2024
	(in US$ thousands)
Deferred tax assets:
Tax loss carry-forwards	$42,061	$47,507
Current expected credit losses	2,901	3,042
Impairment of long-term investments	2,415	2,379
Other deductible temporary difference	130	665
Deferred tax assets	47,507	53,593
Less valuation allowance	(47,507)	(53,593)
Deferred tax assets, net	$—	$—
Deferred tax liabilities:
Recognition of intangible assets arising from business combination	(196)	(92)
Deferred tax liabilities, net	$(196)	$(92)

As of December 31, 2024, the Group had tax loss carryforwards of approximately US$278.1 million, which can be carried forward to offset taxable income. As of December 31, 2024, Agora Lab, Inc., a California corporation, had U.S. federal tax loss carry- forwards of approximately US$23.2 million, and had U.S. state tax loss carry-forwards of approximately US$23.1 million. Under the U.S. tax law, federal tax loss carry-forwards arising in tax years beginning after December 31, 2017 can be carried forward indefinitely but the maximum deduction for any such loss carried forward to tax years beginning on or after January 1, 2021 is reduced to 80% of Agora Lab, Inc.’s taxable income, while loss carry-forwards arising in 2017 or prior years can be carried back two tax years and carried forward up to 20 years (and are not subject to the 80% limitation). California state tax loss carry-forwards may be carried forward for up to 20 years and are subject to limitation on use through the end of 2021 (during which the period of carryforward may be extended). Agora Lab, Inc.’s federal tax loss carry-forwards arisen in 2017 or prior will begin to expire in varying amounts in 2038 and the state tax loss carry-forwards will begin to expire in varying amounts between 2038 and 2043. California has suspended the use of net operating loss carryforwards for tax years 2024 through 2026. The remaining carry-forward tax losses are mainly attributed to PRC entities of the Group, which may be carried forward for up to 10 years.

Movement of Valuation Allowance

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Balance at beginning of the year	$(28,413)	$(54,273)	$(47,507)
Addition in current year	(26,151)	(9,784)	(7,626)
Reversal in current year	291	16,550	1,540
Balance at the end of the year	$(54,273)	$(47,507)	$(53,593)

Full valuation allowance was provided to the deferred tax assets as of December 31, 2024. Valuation allowance was reversed in 2023 in accordance with change in balance of deferred tax assets primarily due to true up in tax loss carry-forward based on annual tax filing result for 2022 and preferential tax rate enjoyed by a subsidiary of the Group from 2023.